Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
2025 PAY VERSUS PERFORMANCE
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (Loss) ($)	Non-GAAP EBITDA(6) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2025	7,531,852	2,408,836	2,489,949	1,337,218	37.74	81.27	2,052,000	139,894,000
2024	8,174,639	14,846,903	2,863,738	4,309,265	37.09	66.46	12,531,000	135,775,000
2023	11,022,072	4,283,137	2,960,737	2,707,080	31.35	68.20	(20,371,000)	137,885,000
2022	7,902,397	(13,263,924)	2,420,898	(2,970,567)	42.01	67.65	5,648,000	192,885,000
2021	8,437,413	23,007,852	3,380,842	7,279,179	150.34	89.96	77,849,000	229,617,000

(1)
Mr. Lipps served as the Company’s principal executive officer for the entirety of 2021, 2022, 2023, 2024 and 2025 and the Company’s other NEOs for the applicable years were as follows:

2025: Nnamdi Njoku, Baird Radford, Corey J. Manley and Nchacha E. Etta
2024: Nnamdi Njoku, Nchacha E. Etta, and Corey J. Manley
2023: Nchacha E. Etta; Corey J. Manley; Peter J. Kuipers; Scott P. Seidelmann; and Christine Mellon.
2022: Peter J. Kuipers; Scott P. Seidelmann; Christine Mellon, Corey J. Manley and Dan S. Johnston.
2021: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Christine Mellon.
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Lipps and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than Mr. Lipps.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Lipps and for the average of the other NEOs is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020. Historic stock price performance is not indicative of future stock price performance.

(5)
The TSR Peer Group consists of the NASDAQ Health Care Index, an independently prepared index that includes companies in the healthcare industry.

(6)
As noted in the CD&A, for 2025 the Compensation Committee determined that non-GAAP EBITDA is a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component for the annual performance-based cash bonus awards. Under the annual performance-based cash bonus awards, non-GAAP EBITDA for incentive purposes represents the Company’s as-reported non-GAAP EBITDA for each quarter and is defined as earnings before interest income and expense, taxes, depreciation, amortization, and share-based compensation expenses pursuant to ASC Topic 718, as well as excluding certain other non-GAAP adjustments such as acquisition-related expenses, amortization of debt issuance costs, EnlivenHealth restructuring, RDS restructuring, legal and regulatory expenses, management severance costs, and executive transition costs.

Compensation Actually Paid Adjustments
		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Plus	Equals
Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(h)	Compensation Actually Paid
Randall A. Lipps
2025	7,531,852	(5,219,576)	8,549,580	(3,894,102)	—	(4,558,918)	—	—	2,408,836
2024	8,174,639	(6,009,274)	13,625,167	222,306	—	96,805	(1,262,740)	—	14,846,903
2023	11,022,072	(9,174,870)	3,031,350	(312,629)	—	164,437	(447,223)	—	4,283,137
2022	7,902,397	(6,699,022)	1,328,514	(8,414,632)	470,595	(7,851,777)	—	—	(13,263,924)
2021	8,437,413	(6,001,550)	10,175,965	5,991,052	830,085	3,574,887	—	—	23,007,852
Other NEOs(i)
2025	2,489,949	(1,271,647)	1,982,279	(435,577)	—	(806,046)	(621,740)	—	1,337,218
2024	2,863,738	(2,118,720)	3,750,796	76,171	—	36,350	(299,070)	—	4,309,265
2023	2,960,737	(1,404,150)	1,408,170	(43,870)	—	72,948	(402,639)	115,884	2,707,080
2022	2,420,898	(1,879,383)	326,852	(1,698,012)	131,140	(1,607,035)	(665,026)	—	(2,970,567)
2021	3,380,842	(2,374,967)	3,930,801	1,229,594	363,110	749,800	—	—	7,279,179

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the excess fair value, if any, of modified option or stock awards over the fair value of the original awards as of the modification and which are not otherwise reflected in the other columns in this table.

(i)
See footnote 1 above for the NEOs included in the average for each year.

Company Selected Measure Name	Non-GAAP EBITDA
Named Executive Officers, Footnote
(1)
Mr. Lipps served as the Company’s principal executive officer for the entirety of 2021, 2022, 2023, 2024 and 2025 and the Company’s other NEOs for the applicable years were as follows:

2025: Nnamdi Njoku, Baird Radford, Corey J. Manley and Nchacha E. Etta
2024: Nnamdi Njoku, Nchacha E. Etta, and Corey J. Manley
2023: Nchacha E. Etta; Corey J. Manley; Peter J. Kuipers; Scott P. Seidelmann; and Christine Mellon.
2022: Peter J. Kuipers; Scott P. Seidelmann; Christine Mellon, Corey J. Manley and Dan S. Johnston.
	2021: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Christine Mellon
Peer Group Issuers, Footnote	(5) The TSR Peer Group consists of the NASDAQ Health Care Index, an independently prepared index that includes companies in the healthcare industry.
PEO Total Compensation Amount	$ 7,531,852	$ 8,174,639	$ 11,022,072	$ 7,902,397	$ 8,437,413
PEO Actually Paid Compensation Amount	$ 2,408,836	14,846,903	4,283,137	(13,263,924)	23,007,852
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid Adjustments
		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Plus	Equals
Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(h)	Compensation Actually Paid
Randall A. Lipps
2025	7,531,852	(5,219,576)	8,549,580	(3,894,102)	—	(4,558,918)	—	—	2,408,836
2024	8,174,639	(6,009,274)	13,625,167	222,306	—	96,805	(1,262,740)	—	14,846,903
2023	11,022,072	(9,174,870)	3,031,350	(312,629)	—	164,437	(447,223)	—	4,283,137
2022	7,902,397	(6,699,022)	1,328,514	(8,414,632)	470,595	(7,851,777)	—	—	(13,263,924)
2021	8,437,413	(6,001,550)	10,175,965	5,991,052	830,085	3,574,887	—	—	23,007,852
Other NEOs(i)
2025	2,489,949	(1,271,647)	1,982,279	(435,577)	—	(806,046)	(621,740)	—	1,337,218
2024	2,863,738	(2,118,720)	3,750,796	76,171	—	36,350	(299,070)	—	4,309,265
2023	2,960,737	(1,404,150)	1,408,170	(43,870)	—	72,948	(402,639)	115,884	2,707,080
2022	2,420,898	(1,879,383)	326,852	(1,698,012)	131,140	(1,607,035)	(665,026)	—	(2,970,567)
2021	3,380,842	(2,374,967)	3,930,801	1,229,594	363,110	749,800	—	—	7,279,179

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the excess fair value, if any, of modified option or stock awards over the fair value of the original awards as of the modification and which are not otherwise reflected in the other columns in this table.

(i)
See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 2,489,949	2,863,738	2,960,737	2,420,898	3,380,842
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,337,218	4,309,265	2,707,080	(2,970,567)	7,279,179
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid Adjustments
		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Plus	Equals
Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(h)	Compensation Actually Paid
Randall A. Lipps
2025	7,531,852	(5,219,576)	8,549,580	(3,894,102)	—	(4,558,918)	—	—	2,408,836
2024	8,174,639	(6,009,274)	13,625,167	222,306	—	96,805	(1,262,740)	—	14,846,903
2023	11,022,072	(9,174,870)	3,031,350	(312,629)	—	164,437	(447,223)	—	4,283,137
2022	7,902,397	(6,699,022)	1,328,514	(8,414,632)	470,595	(7,851,777)	—	—	(13,263,924)
2021	8,437,413	(6,001,550)	10,175,965	5,991,052	830,085	3,574,887	—	—	23,007,852
Other NEOs(i)
2025	2,489,949	(1,271,647)	1,982,279	(435,577)	—	(806,046)	(621,740)	—	1,337,218
2024	2,863,738	(2,118,720)	3,750,796	76,171	—	36,350	(299,070)	—	4,309,265
2023	2,960,737	(1,404,150)	1,408,170	(43,870)	—	72,948	(402,639)	115,884	2,707,080
2022	2,420,898	(1,879,383)	326,852	(1,698,012)	131,140	(1,607,035)	(665,026)	—	(2,970,567)
2021	3,380,842	(2,374,967)	3,930,801	1,229,594	363,110	749,800	—	—	7,279,179

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the excess fair value, if any, of modified option or stock awards over the fair value of the original awards as of the modification and which are not otherwise reflected in the other columns in this table.

(i)
See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
Below is a list of performance measures, which in the Company’s assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2025. Please see the CD&A for further information regarding how each of these measures is used in the Company’s executive compensation program.
•
Non-GAAP EBITDA

•
Total Revenue

•
Total Annual Recurring Revenue

•
Relative Total Shareholder Return

•
Stock Price

Total Shareholder Return Amount	$ 37.74	37.09	31.35	42.01	150.34
Peer Group Total Shareholder Return Amount	81.27	66.46	68.2	67.65	89.96
Net Income (Loss)	$ 2,052,000	$ 12,531,000	$ (20,371,000)	$ 5,648,000	$ 77,849,000
Company Selected Measure Amount	139,894,000	135,775,000	137,885,000	192,885,000	229,617,000
PEO Name	Mr. Lipps
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP EBITDA
Non-GAAP Measure Description
(6)
As noted in the CD&A, for 2025 the Compensation Committee determined that non-GAAP EBITDA is a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component for the annual performance-based cash bonus awards. Under the annual performance-based cash bonus awards, non-GAAP EBITDA for incentive purposes represents the Company’s as-reported non-GAAP EBITDA for each quarter and is defined as earnings before interest income and expense, taxes, depreciation, amortization, and share-based compensation expenses pursuant to ASC Topic 718, as well as excluding certain other non-GAAP adjustments such as acquisition-related expenses, amortization of debt issuance costs, EnlivenHealth restructuring, RDS restructuring, legal and regulatory expenses, management severance costs, and executive transition costs.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Total Annual Recurring Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,219,576)	$ (6,009,274)	$ (9,174,870)	$ (6,699,022)	$ (6,001,550)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,549,580	13,625,167	3,031,350	1,328,514	10,175,965
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,894,102)	222,306	(312,629)	(8,414,632)	5,991,052
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				470,595	830,085
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,558,918)	96,805	164,437	(7,851,777)	3,574,887
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,262,740)	(447,223)
PEO | Changes In Fair Value To Reflect Excess Fair Value Resulting From Modifications To Stock Option And Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,271,647)	(2,118,720)	(1,404,150)	(1,879,383)	(2,374,967)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,982,279	3,750,796	1,408,170	326,852	3,930,801
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(435,577)	76,171	(43,870)	(1,698,012)	1,229,594
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				131,140	363,110
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(806,046)	36,350	72,948	(1,607,035)	749,800
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(621,740)	(299,070)	(402,639)	(665,026)
Non-PEO NEO | Changes In Fair Value To Reflect Excess Fair Value Resulting From Modifications To Stock Option And Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 115,884